Employee Benefit and Compensation Plans (Defined Contribution Plan) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation Related Costs [Abstract]
Defined Contribution Plan, Cost Recognized	$ 49	$ 49	$ 45